Note 21 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current tax expense	$ 2,555	$ 27,123
Deferred tax expense (benefit)
Origination and reversal of temporary differences	129,177	152,945
Benefit arising from previously unrecognized tax loss or temporary difference	(111,058)	(136,837)
Deferred tax expense	18,119	16,108
Provision for income taxes	$ 20,674	$ 43,231